CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest

	Year Ended December 31,
	2020	2019	2018
Net (loss) income attributable to Melco Resorts & Entertainment Limited	$(1,263,492)	$373,173	$340,299

Transfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	(16)	(30)	—
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	(46)	—	(140,999)
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	—	—	(573)

Sub-total	(62)	(30)	(141,572)

Studio City International
Decrease in additional paid-in capital resulting from initial public offering	—	—	(31,845)
Increase in additional paid-in capital resulting from the private placements	42	—	—

Sub-total	42	—	(31,845)

Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(1,263,512)	$373,143	$166,882